Mosaic Transaction (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Proceeds from noncontrolling interests transferred	$ 125,400	$ 177,832	$ 4,720	$ 6,447
Proceeds received to fund future investment commitments	48,000	32,100
Maximum potential payment	19,900
Potential payments		4,900
Recall amount	$ 15,100
Cash and cash equivalents		198,146	79,866
Total liabilities		556,167	$ 586,986
Forecast
Variable Interest Entity [Line Items]
Potential payments					$ 7,500	$ 7,500
Put Option | Mosaic Counterparty
Variable Interest Entity [Line Items]
Purchase price ratio	1.3
Internal rate of return, percentage	12.00%
Call Right
Variable Interest Entity [Line Items]
Payments for call right		2,600
Purchase price ratio	1.3
Internal rate of return, percentage	12.00%
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		101,400
Total liabilities		$ 0